SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Accounting Policies [Abstract]
Reverse stock split	1-for-400 reverse stock split
Dilutive shares of common stock equivalents		0	0
Cash equivalents		$ 0		$ 0